Debt - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Nov. 05, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2021	Apr. 01, 2020
Debt Instrument [Line Items]
Term of loan		36 months
Net proceeds from issuance of term loan					$ 1,500,000	$ 1,500,000
Financing cost				$ 299,000	299,000	299,000
Interest expense				509,000	999,000	303,000
Face value of term loan				10,000,000	10,000,000	10,000,000
Carrying amount of term loan				450,000	450,000	450,000
Class of warrants and rights issued during the period						$ 10,000,000.0	$ 0
Avenue Venture Opportunities Fund, L.P [Member]
Debt Instrument [Line Items]
Equity method investment aggregate cost		$ 10,000,000.0
Payroll Protection Program Loan [Member]
Debt Instrument [Line Items]
Maximum credit commitment									$ 1,100,000
Avenue Term Loan [Member]
Debt Instrument [Line Items]
Face value of term loan				10,450,000	10,450,000
Debt instrument, fair value				11,000,000.0	11,000,000.0
Convertible Notes On Conversion Basis [Member]
Debt Instrument [Line Items]
Conversion of convertible notes to common shares at IPO			559,585
I P O [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity				50,000,000.0	50,000,000.0
Carrying value of convertible notes	$ 8,400,000		$ 8,400,000
Term Loan [Member]
Debt Instrument [Line Items]
Term of loan		36 months
Maximum credit commitment								$ 50,000,000.0
Current borrowing capacity		$ 10,000,000.0						20,000,000.0
Remaining borrowing capacity		$ 10,000,000.0						$ 10,800,000
Debt instrument interest rate stated percentage		11.00%
Final principal payment		$ 450,000
Term Loan [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Granted warrants for the purchase of shares		1,762,810
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maximum credit commitment		$ 20,000,000.0
Term Loan [Member] | Minimum [Member] | I P O [Member]
Debt Instrument [Line Items]
Gross proceeds		$ 75,000,000.0
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage	5.00%		5.00%
Face value of term loan	$ 7,500,000		$ 7,500,000
Debt instrument, maturity date			Dec. 31, 2021
Interest expense, borrowings				$ 27,000	$ 54,000
Debt instrument, increase (decrease)	$ 839,000